Fees Summary	Mar. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 864,028,438.56
Previously Paid Amount	0
Total Fee Amount	119,323
Total Offset Amount	0
Net Fee	$ 119,323